Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	$ 518	$ 517	$ 485
Additions based on tax positions related to the current year	76	74	74
Additions for tax positions of prior years	14	4	25
Reductions for tax positions of prior years	0	0	0
Reductions due to statute of limitations	(76)	(77)	(67)
December 31 Balance	$ 532	$ 518	$ 517